SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Revenue from mining operations		$ 5,741,162	$ 3,869,625
Production		2,643,321	1,773,121
Income and mining taxes expense		445,174	370,778
Property, plant and mine development		18,459,400	7,675,595	$ 7,325,418
Deferred income and mining tax liabilities		$ 3,981,875	1,223,128
Property, Plant and Equipment-Proceeds before Intended Use | Increase due to amendments to IAS 16
Disclosure of initial application of standards or interpretations [line items]
Revenue from mining operations	$ 45,700
Production	$ 16,400
Income and mining taxes expense			10,400
Property, plant and mine development			29,300
Deferred income and mining tax liabilities			$ 10,400